CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Administrative expenses
Management salaries and consulting fees	$ 187,967	$ 155,619	$ 344,950	$ 312,634
Professional fees	75,641	47,260	257,766	114,222
Listing and filing fees	17,846	3,133	171,558	67,861
Insurance	52,608	55,506	101,994	120,249
General and administrative	9,590	9,583	21,557	21,750
Share-based compensation	5,985	40,171	18,763	180,368
Shareholder information	12,395	10,230	15,638	13,813
Travel expenses	2,870	3,782	9,762	18,392
Investor relations and marketing	4,340	24,245	4,827	44,424
Depreciation	1,145	694	1,695	1,389
Operating loss	(370,387)	(350,223)	(948,510)	(895,102)
Write - off of E&E assets	(769,936)	0	(770,774)	(770)
Unrealized fair value (loss) gain on marketable securities	(6,634)	5,356	(10,206)	1,332
Foreign exchange (loss) gain	(4,124)	3,797	(7,872)	3,835
Interest and finance income	15,936	45,569	38,693	95,845
Loss before taxes	(1,135,145)	(295,501)	(1,698,669)	(794,860)
Current income tax expense	0	0	(150)	(150)
Net loss and comprehensive loss for the year	$ (1,135,145)	$ (295,501)	$ (1,698,819)	$ (795,010)
Loss per share - basic and diluted
Basic (in dollars per share)	$ (0.08)	$ (0.02)	$ (0.12)	$ (0.06)
Diluted (in dollars per share)	$ (0.08)	$ (0.02)	$ (0.12)	$ (0.06)
Weighted average number of common shares outstanding
Basic (in shares)	13,693,001	13,271,750	13,693,001	13,271,750
Diluted (in shares)	13,693,001	13,271,750	13,693,001	13,271,750